SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUPMTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of significant accounting judgments, estimates and assumptions used in preparation of financial statements [Abstract]
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS
NOTE 3: -	SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUPMTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS

In the process of applying the significant accounting policies, the Company has made the following judgments which have the most significant effect on the amounts recognized in the financial statements:

a.	Judgments:

-	Determining the timing of satisfaction of performance obligations:

In order to determine the timing of recognizing revenues from contracts with customers at a point in time or over time, the Company evaluates the date of transfer of control over the assets or services promised in the contracts. Among others, the Company evaluates whether the customer obtains control of the asset at a specific point in time or consumes the economic benefits associated with the contract simultaneously with the Company's performance. In determining the timing of revenue recognition, the Company also considers the provisions of applicable laws and regulations.

-	Discount rate for a lease liability:

When the Company is unable to readily determine the discount rate implicit in the lease for calculating the lease liability, it uses an incremental borrowing rate that represents the rate of interest that a lessee would have to pay to borrow over a similar term and with similar security, the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment. When the Company cannot rely on borrowing transactions, it determines the incremental borrowing rate based on its financing risk, the lease period and other economic variables dictated by the lease contract's existing conditions and restrictions. The Company occasionally hires an external valuation expert for determining the incremental borrowing rate.

b.	Estimates and assumptions:

The preparation of the financial statements requires management to make estimates and assumptions that have an effect on the application of the accounting policies and on the reported amounts of assets, liabilities, revenues and expenses. Changes in accounting estimates are reported in the period of the change in estimate.

The key assumptions made in the financial statements concerning uncertainties at the reporting date and the critical estimates computed by the Company that may result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

-	Government grants:

Government grants received from the IIA and BIRD are recognized as a liability if future economic benefits are expected from the research and development activity that will result in royalty-bearing sales. There is uncertainty regarding the estimated future cash flows used to measure the amount of the liability.

-	Legal claims:

In estimating the likelihood of outcome of legal claims filed against the Company and its investees, the Company rely on the opinion of their legal counsel. These estimates are based on the legal counsel's best professional judgment, taking into account the stage of proceedings and legal precedents in respect of the different issues. Since the outcome of the claims will be determined in courts, the results could differ from these estimates.

-	Determining the fair value of share-based payment transactions:

The fair value of share-based payment transactions is determined upon initial recognition by an acceptable option pricing model. The inputs to the model include share price and exercise price and assumptions regarding expected volatility, expected life of share option and expected dividend yield.

-	Leases - Estimating the incremental borrowing rate:

The Company cannot readily determine the interest rate implicit in the lease; therefore, it uses its incremental borrowing rate (“IBR”) to measure lease liabilities. The IBR is the rate of interest that the Company would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The IBR therefore reflects what the Company ‘would have to pay’, which requires estimation when no observable rates are available or when they need to be adjusted to reflect the terms and conditions of the lease.

The Company estimates the IBR using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates (such as the Company's stand-alone credit rating).

-	Intangible assets - Estimating the fair value:

The fair value of intangible assets purchased is determined upon initial recognition by either one of three traditional methods in valuating an asset. These methods include the market approach, the income approach and the cost approach. The pipeline products and potential products were valued by applying the income approach and the Microorganisms collection was valued using the cost approach. The useful economic life was determined through years of development until final year of projected sales. When applying the income approach, the cash flows expected to be generated by intangible assets are discounted to their present value equivalent using a rate of return that reflects the relative risk of the investment, as well as the time value of money. For each intangible asset, a specific discount rate was valuated using the "Modified CAPM Build-Up Method".